Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment
14 Property, plant and equipment
Property, plant and equipment comprises owned and leased assets. Refer to note 45 for additional information relating to the Group’s implementation of IFRS 16 “Leases” on 1 January 2019.

	2019 US$m	2018 US$m
Property, plant and equipment – owned	56,307	56,330
Right of use assets – leased	1,065	—
Finance leases under IAS 17	—	31
Net book value	57,372	56,361

Property, plant and equipment - Owned

Year ended 31 December 2019	Note	Mining properties and leases(a) US$m	Land and buildings(b) US$m	Plant and equipment US$m	Capital works in progress US$m	Total US$m
Net book value
At 1 January 2019		11,063	6,263	32,019	7,016	56,361
Adjustment for transition to new accounting standard	45	—	—	(31)	—	(31)
Restated opening balance		11,063	6,263	31,988	7,016	56,330
Adjustment on currency translation(c)		27	72	286	41	426
Adjustments to capitalised closure costs	26	840	—	—	—	840
Interest capitalised(d)	8	—	—	—	321	321
Additions		433	46	616	4,435	5,530
Depreciation for the year(a)(e)		(729)	(381)	(2,869)	—	(3,979)
Impairment charges(f)		(1,339)	(96)	(1,115)	(926)	(3,476)
Disposals		—	(9)	(44)	(19)	(72)
Transfers and other movements(h)		107	508	2,629	(2,857)	387
At 31 December 2019		10,402	6,403	31,491	8,011	56,307
– cost		24,875	11,517	66,705	9,188	112,285
– accumulated depreciation and impairment		(14,473)	(5,114)	(35,214)	(1,177)	(55,978)
Non-current assets pledged as security(i)		1,805	571	5,111	5,271	12,758

Year ended 31 December 2018	Note	Mining properties and leases(a) US$m	Land and buildings(b) US$m	Plant and equipment US$m	Capital works in progress US$m	Total US$m
Net book value
At 1 January 2018		11,488	7,376	36,285	6,944	62,093
Adjustment on currency translation(c)		(689)	(548)	(2,671)	(249)	(4,157)
Adjustments to capitalised closure costs	26	486	—	—	—	486
Interest capitalised(d)	8	—	—	—	296	296
Additions		403	80	459	4,359	5,301
Depreciation for the year(a)(e)		(664)	(382)	(2,836)	—	(3,882)
Impairment charges(f)		(3)	(20)	(101)	(6)	(130)
Disposals		(1)	(54)	(71)	(4)	(130)
Subsidiaries no longer consolidated(g)		(1,103)	(377)	(1,392)	(514)	(3,386)
Transfers and other movements(h)		1,146	188	2,346	(3,810)	(130)
At 31 December 2018		11,063	6,263	32,019	7,016	56,361
– cost		23,318	10,601	63,051	7,324	104,294
– accumulated depreciation and impairment		(12,255)	(4,338)	(31,032)	(308)	(47,933)
Non-current assets held under finance leases		—	—	31	—	31
Non-current assets pledged as security(i)		3,054	385	5,194	4,588	13,221

(a)
At 31 December 2019, the net book value of capitalised production phase stripping costs totalled US$2,276 million, with US$1,833 million within Property, plant and equipment and a further US$443 million within Investments in equity accounted units (2018: total of US$2,050 million, with US$1,572 million in Property, plant and equipment and a further US$478 million within Investments in equity accounted units). During the year capitalisation of US$536 million was partly offset by depreciation of US$316 million (including amounts recorded within equity accounted units). Depreciation of deferred stripping costs in respect of subsidiaries of US$139 million (2018: US$134 million; 2017: US$194 million) is included within “Depreciation for the year”.

(b)	At 31 December 2019, the net book value amount for land and buildings includes freehold US$6,377 million (2018: US$6,240 million) and long leasehold US$26 million (2018: US$23 million).

(c)
Adjustment on currency translation represents the impact of exchange differences arising on the translation of the assets of entities with functional currencies other than the US dollar, recognised directly in the currency translation reserve. The adjustment in 2019 arose from the strengthening of the Canadian dollar against US dollar partially offset by weakening of other currencies against US dollar.

(d)
Interest is capitalised at a rate based on the Group or relevant subsidiary’s cost of borrowing or at the rate on project specific debt, where applicable. The Group’s average borrowing rate used for capitalisation of interest is 5.30% (2018: 4.90%).

(e)
Assets within operations for which production is not expected to fluctuate significantly from one year to another or which have a physical life shorter than the related mine are depreciated on a straight line basis as follows:

Land and buildings
Land: not depreciated
Buildings: five to 50 years
Plant and equipment
Other plant and equipment: three to 50 years
Power assets: 25 to 50 years
Capital work in progress: not depreciated

(f)
During 2019, impairment charges relate to the Oyu Tolgoi underground project, Yarwun alumina refinery and the ISAL Smelter (see note 6). During 2018, impairment charges primarily related to the ISAL smelter (see note 6).

(g)
During 2018, “Subsidiaries no longer consolidated” related primarily to the disposal of Kestrel and Hail Creek, which completed on 1 August 2018 and the disposal of Grasberg on 21 December 2018. Refer to note 37.

(h)
“Transfers and other movements” includes reclassifications between categories and the transfer from assets held for sale of ISAL assets at 30 June 2019 as these assets no longer met the criteria to be classified as assets held for sale (see note 19). In 2018, the movement included transfers to assets held for sale relating to Rössing Uranium and ISAL assets.

(i)
Excludes assets held under capitalised lease arrangements. Non-current assets pledged as security represent amounts pledged as collateral against US$4,540 million (2018: US$4,562 million) of loans, which are included in note 22.

14 Property, plant and equipment continued
Right-of-use assets - Leased

	Land and buildings US$m	Plant and equipment US$m	Total US$m
Net book value
31 December 2019	507	558	1,065
1 January 2019(a)	463	559	1,022

Additions for the year
31 December 2019	89	212	301

Depreciation for the year (included within operating costs)
31 December 2019	(69)	(203)	(272)

Impairment charges(b)
31 December 2019	(6)	(4)	(10)

(a)
The net book value of right of use assets at 1 January 2019 was US$1,022 million, comprising an adjustment upon transition to IFRS 16 of US$991 million, and assets previously held under finance leases under IAS 17 of US$31 million. Refer to note 45 for additional information relating to the Group's implementation of IFRS 16 "Leases".

(b)	Impairment charges related to the ISAL smelter (see note 6).

The leased assets of the Group comprise land and buildings (mainly office buildings) and plant and equipment, the majority of which are vessels. Lease terms are negotiated on an individual basis and contain a wide range of terms and conditions. Right of use assets are depreciated on a straight line basis over the life of the lease, taking into account any extensions that are likely to be enacted.